Average Annual Total Returns{- Bond Index Portfolio} - 02.28 VIP Bond Index Portfolio Initial, Service, Service 2 PRO-06 - Bond Index Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Initial Class Return Before Taxes Inception Date	Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class Return Before Taxes Inception Date	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Since Inception
Total	(1.95%)	4.20%	[1]	Apr. 19, 2018	(2.05%)	3.90%	[1]	Apr. 11, 2019	(2.24%)	3.93%	[1]	Apr. 19, 2018	(1.54%)	4.46%	[1]

[1]	(a)From April 19, 2018 for Initial Class and Service Class 2; and April 11, 2019 for Service Class.